Related Party Transactions (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Amortization of Intangible Assets	$ 6	$ 34			$ 41
Current Fiscal Year End Date			--12-31
Cost allocation for unshared services				100.00%
Proceeds from Contributions from Parent					102
Non cash captial contribution from parent					7
Management Consultant [Member]
Related Party Transaction [Line Items]
Term of agreement				12 years
Related party annual fees				$ 4
Momentive Specialty Chemicals Inc (MSC) [Member]
Related Party Transaction [Line Items]
Shared Services Costs Incurred by MPM			$ 0	99	92
Shared Services Costs Incurred by MSC			0	131	121
Shared Service Billings - MSC to MPM			0	49	31
Revenue from Related Parties	1	7	0		9
Related Party Transaction, Purchases From Affiliates	1	1
Due from Affiliates	0		0	0
Payables to affiliate	7			7	9
Due from Affiliates					0
Affiliates Other Than MSC [Member]
Related Party Transaction [Line Items]
Payables to affiliate	1			1
Related Party Transaction, Sales to Affilitates	1	10	0		0
Due from Affiliates	1			$ 1	1
Purchases from related party	$ 1	$ 13	$ 0		19
Momentive Holdings [Member]
Related Party Transaction [Line Items]
Payables to affiliate					3
Insurance Billings					9
Insurance premiums financed					9
Other Affiliates, Long-term Commitment Contracts [Member]
Related Party Transaction [Line Items]
Long-term Commitment, Purchases				$ 35
Proceeds from Contributions from Parent				$ 102
Related party ownership of another related party	50.00%			50.00%
Maximum [Member] | Momentive Specialty Chemicals Inc (MSC) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases From Affiliates					1	$ 1
Payables to affiliate					$ 1
Current [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Shared Cost Allocation Percentage	46.00%			46.00%
Current [Member] | Momentive Specialty Chemicals Inc (MSC) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Shared Cost Allocation Percentage	54.00%			54.00%
Initial [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Shared Cost Allocation Percentage	49.00%			49.00%
Initial [Member] | Momentive Specialty Chemicals Inc (MSC) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Shared Cost Allocation Percentage	51.00%			51.00%